                                  July 20, 2005


Mr. Russell Mancuso
Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Mail Stop 6010
Washington, DC  20549


        RE:    CSQ HOLDING COMPANY
               AMENDMENT NO. 1 TO REGISTRATION STATEMENT ON FORM S-4 FILED JUNE 27, 2005
               FILE NO. 333-124514

Dear Mr. Mancuso:

        This letter sets forth the responses of CSQ Holding Company ("Newco"), Quinton Cardiology System, Inc. ("Quinton"), and Cardiac Science, Inc. ("Cardiac Science," and together with Newco and Quinton, the "companies") to the Staff's comments relating to Amendment No. 1 to Newco's Registration Statement on Form S-4 (the "Registration Statement") contained in your letter dated July 15, 2005 (the "Comment Letter"). The responses are numbered to correspond to the numbers of the comments in the Comment Letter. The additional or revised disclosure referred to in this letter is contained in pre-effective Amendment No. 2 to the Registration Statement (the "Amendment") filed on the date hereof, copies of which are enclosed for your convenience.

Do the persons involved in the transaction have interests that may conflict..., page 7

COMMENT NO. 1

        We note your response to comment 6. In an appropriate section of your document please quantify the value of each affiliate's interest. For example, you should show the value of each affiliate's accelerated options, the amount of additional compensation received under new compensation arrangements when compared to existing compensation arrangements, etc. Also, in the summary, you should quantify, on an aggregate basis, each affiliate's interest.

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 2


RESPONSE TO COMMENT NO. 1

        In response to this comment, the companies have revised the disclosure on pages 7-9 to quantify, on an aggregate basis, each affiliate's interest. The disclosure on page 84 has also been revised to indicate the lowest exercise price of the stock options held by Cardiac Science officers and directors that will become fully vested as a result of the merger, which price is significantly higher than Cardiac Science's current trading price. As noted in our response to previous comment no. 31 in our June 24, 2005 letter, the Quinton stock options will not be accelerated as a result of the merger, unless such officer/director is terminated without cause following the merger; therefore, the companies do not believe it is necessary to quantify the value of stock options held by Quinton officers and directors.

Recent Market Prices, page 22

COMMENT NO. 2

        Regarding your revised disclosure in response to comment 7:

        o It is unclear why it is appropriate to include a table that suggests that Cardiac Science shareholders will receive a share that has a value of $18.30 which is "equivalent" to the value of a share currently having a value of $1.83. Likewise, it is unclear why it is appropriate for the table to suggest that Quinton shares currently worth $9.74 will be worth the "equivalent" of $14.13 after the merger.

        o It is unclear why it is appropriate to calculate an "equivalent" value of the Cardiac Science shares using the exchange ratio while calculating the "equivalent" value of the Quinton shares using a different formula.

        o Clearly show the premium/discount that the merger consideration provides to the shareholders of each company.

RESPONSE TO COMMENT NO. 2

        In response to this comment and in response to our subsequent telephone conversations about this comment on July 18, 2005 and July 20, 2005, the disclosure on pages 23 and 24 has been revised to clarify that the Newco pro forma equivalent stock price reflects an implied one-for-ten reverse split of Cardiac Science's stock and does not represent a premium to Cardiac Science's stock price because each share of Cardiac Science stock will be entitled to only one-tenth of one share of Newco common stock.

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 3


The merger and related transactions are expected to cause..., page 37

COMMENT NO. 3

        We note your response to comment 11. Please revise to quantify the amount of the Cardiac Science limitations as of a recent date.

RESPONSE TO COMMENT NO. 3

        In response to this comment, the disclosure on page 38 has been revised to quantify the amount of the Cardiac Science limitations based on a Cardiac Science share price of $1.00, which is within the price range in which Cardiac Science stock has traded during the last month.

Reasons for the Transaction, page 56

COMMENT NO. 4

        Please continue to expand your disclosure in response to previous comment 16 to quantify all of the factors subject to quantification. For example, we note references on page 57 to financial analyses and historical market prices and the reference on page 60 to an unexplained impact on employees. It also remains unclear whether either board considered quantitative data that apparently does not support the merger consideration as mentioned in the material you provided in response to previous comment 9 or whether you have analyzed the need to disclose such information to balance the disclosure your have provided.

RESPONSE TO COMMENT NO. 4

        In response to this comment, the companies have revised the disclosure on pages 58, 59 and 62 to quantify all of the factors subject to quantification.

        In response to the part of this comment regarding the extent to which the boards of directors considered quantitative data referred to in the amended complaints relating to the shareholder litigation described in the joint proxy statement/prospectus, the parties confirm that the disclosure on pages 57-62 of the joint proxy statement/prospectus summarizes the material information, analyses and other factors considered by the boards of directors of Cardiac Science and Quinton in reviewing the transaction.

        The companies believe that the financial data and comparisons contained in the allegations set forth in the shareholder complaints previously supplied to the Staff, specifically those allegations regarding analyses which do not support the merger

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 4


consideration, are not meaningful measures of the relative value of the transaction and, in some cases, would be misleading to investors as they do not describe all of the relevant facts necessary to properly analyze such data and, in some cases, mischaracterize those facts. For example, market capitalization, enterprise value or trading prices of public securities may be one of many factors considered within a single financial analysis model, but on their own do not customarily constitute a generally accepted valuation method to adequately evaluate a transaction of this nature. The companies believe that the joint proxy statement/prospectus currently refers to all of the relevant, material financial information reviewed by their boards of directors in their evaluation of the transaction. In addition, the complaints contain allegations regarding Cardiac Science's operations which the parties believe fail to accurately portray the financial condition of Cardiac Science. For example, the complaints allege that Cardiac Science reported revenues that were above Cardiac Science's prior public guidance. However, the complaint does not address the fact that Cardiac Science incurred a net loss for that period, also which exceeded public guidance. Therefore, we believe that disclosure of this information would not be meaningful, and in fact could be misleading, to investors.

COMMENT NO. 5

        With a view toward clarified disclosure, please tell us whether both boards and both financial advisors used the same projections when conducting their analysis and assumed the financial benefits disclosed on page 2 of your prospectus.

RESPONSE TO COMMENT NO. 5

        We supplementally advise the Staff that Quinton's management developed the financial projections for Cardiac Science (based on projections provided by Cardiac Science's management), Quinton and the combined company that were considered by the Quinton board of directors and used by SunTrust Robinson Humphrey in its financial analysis. The final versions of these projections can be found at pp. 19 (Cardiac Science), 26 (Quinton) and 54 (combined company) of the SunTrust Robinson Humphrey board presentation dated February 25, 2005 that was provided to the Staff supplementally in connection with its comments to the original filing.

        The financial projections that were considered by the Cardiac Science board of directors and used by CIBC World Markets Corp. in its financial analysis were developed by Cardiac Science's management in the case of financial projections for Cardiac Science and by Quinton's management in the case of financial projections for Quinton, as extrapolated by Cardiac Science's management in the case of projections for Quinton's fiscal years 2008 and 2009. The final versions of these projections can be found at pp. 55-57 (Quinton), 51-53 (Cardiac Science) and 47-49 (combined company) of the CIBC World Markets board

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 5


presentation dated February 25, 2005 that was provided to the Staff supplementally in connection with its comments to the original filing.

        We confirm that, for purposes of preparing projections for the combined company, the parties assumed the same financial benefits disclosed on page 2 of the joint proxy statement/prospectus. However, the parties' projections were not the same in all respects. Each party provided its own internal projections to the other party during the course of due diligence investigations, and then each party applied its own analysis and judgment as to the reasonableness of the other party's internal projections, which resulted in different projections being used by each party's financial advisors in their respective financial analyses. For example, Quinton's projections for Cardiac Science were generally more conservative than the Cardiac Science internal projections provided to Quinton (and, as a result, Quinton's projections for the combined company were generally more conservative than Cardiac Science's projections for the combined company).

        We respectfully submit that the existence of the differences between the projections used by the parties and their respective financial advisors does not lead to the conclusion that additional disclosure is required. Each party's projections were developed on an arm's length basis, and any disclosure as to whether either party's board of directors' or financial advisor's evaluation of the transaction would have been different had such party relied on the other party's projections would be purely speculative and, therefore, potentially misleading.

Financial Advisor's Opinions, page 61

COMMENT NO. 6

        Please expand the disclosure in response to our previous comments regarding the criteria each advisor used to select comparable companies and transactions to clarify whether the analyses included all companies that satisfy the disclosed criteria. If not, explain the reasons for any exclusions.

RESPONSE TO COMMENT NO. 6

        In response to the comment, the companies believe that the current disclosure addresses the material aspects of each financial advisor's selected companies analysis in that such disclosures identify the selected companies utilized in each financial advisor's analysis and the material criteria used by each financial advisor for purposes of its analysis. With respect to SunTrust Robinson Humphrey's and CIBC World Markets' selected companies analysis, we supplementally advise the Staff that SunTrust Robinson Humphrey and CIBC World Markets have informed us that their respective selected companies analyses were

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 6


derived utilizing each of the companies referenced in the disclosure appearing on pages 65 and 69 and page 77, respectively. However, SunTrust Robinson Humphrey has informed us that some of the financial data derived for the selected companies in its selected companies analysis were excluded as outliers as more fully described in the response to comment no. 8 and corresponding revisions to the disclosure. In addition, in light of the Staff's comment, the companies have expanded the disclosure on pages 63 and 76 to indicate that the financial advisors' analyses do not necessarily utilize all companies or businesses that could be deemed comparable to Cardiac Science, Quinton or the proposed combined company.

COMMENT NO. 7

        Tell us why you do not disclose the merger premium mentioned on page 13 of the presentation by Quinton's financial advisor.

RESPONSE TO COMMENT NO. 7

        In response to this comment, the companies have revised the disclosure on pages 66 and 67 to reflect the implied merger premium to Quinton stockholders mentioned on page 13 of the presentation by Quinton's financial advisor.

COMMENT NO. 8

        Please revise to ensure your disclosure matches that in the materials provided in response to prior comment 17. For instance, your disclosure indicates that the highest multiple in a reference transaction is 38.66. However, the highest multiple indicated on page 48 of the SunTrust Robinson Humphrey presentation dated February 25, 2005 is different.

RESPONSE TO COMMENT NO. 8

        In response to this comment, the companies have revised the tables on pages 66, 67, 70 and 71 to explain that the numbers included under the columns headed Mean Multiple, Low Multiple and High Multiple do not include multiples that SunTrust excluded for purposes of its analysis because they departed significantly from the mean multiple derived from all of the selected company and selected transaction multiples and were therefore deemed not meaningful.

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 7


Analysis of Quinton, page 64

Market Analysis of Selected Publicly Traded Companies, page 71

COMMENT NO. 9

        Please revise here and in the descriptions of other analyses, as appropriate, to indicate the basis for the assumed exchange of 8.01 shares of Cardiac Science for each share of Quinton.

RESPONSE TO COMMENT NO. 9

        In response to this comment, the companies have revised the disclosure on pages 66 and 67 to indicate the basis for the assumed exchange of 8.01 shares of Cardiac Science for each share of Quinton.

Opinion of Cardiac Science's financial advisor, page 71

COMMENT NO. 10

        We note your response with respect to the last sentence of comment 19. Please revise the disclosure to clarify how the opinion as to the fairness of the exchange ratios differs from an opinion with respect to the underlying valuation of Cardiac Science.

RESPONSE TO COMMENT NO. 10

        The disclosure appearing on page 76 has been revised in response to the Staff's comment.

Other Factors, page 77

COMMENT NO. 11

        We note your response to comment 26; however, it remains unclear from your disclosure what "points of reference" and "additional perspectives" these factors provided.

RESPONSE TO COMMENT NO. 11

        In response to this comment, we supplementally advise the Staff that CIBC World Markets has informed us that the factors included under "Other Factors" were not material to CIBC World Markets' fairness assessment and were intended to describe comprehensively

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 8


certain pages in CIBC World Markets' financial presentation to the Cardiac Science board of directors which were included solely for informational purposes as a part of a general overview of Cardiac Science and Quinton. The disclosure appearing on page 79 has been modified in response to the Staff's comment.

Material United States federal income tax consequences..., page 86

COMMENT NO. 12

        We note your response to comment 34; however, the opinion is qualified to "generally applicable" tax consequences. It is unclear why this qualification is necessary given the disclosure in the introductory paragraph of this section. Please provide an unqualified opinion.

RESPONSE TO COMMENT NO. 12

        In response to this comment, the companies have revised the disclosure on page 90. The tax opinion included as exhibit 8.1 has also been revised to remove the qualification.

Senior note, page 101

COMMENT NO. 13

        Please identify the certain amendments mentioned in the first full paragraph on page 103. Also clarify how you were in potential default of the notes.

RESPONSE TO COMMENT NO. 13

        In response to this comment, the companies have revised the disclosure on page 106 to identify the amendments to the senior note agreements and to clarify how Cardiac Science was in potential default under the senior notes.

Exhibit 5.1

COMMENT NO. 14

        We note your response to comment 48. Explain how you have communicated to investors the risks arising from the assumption in paragraph (c). Tell us whether you intend to file by amendment a legal opinion without the assumption.

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 9


RESPONSE TO COMMENT NO. 14

        In response to this comment, we have removed the assumption in paragraph
(c) from our opinion.

                                    * * * * *

        The parties would greatly appreciate your prompt response to this letter. If you have any further comments or questions regarding this letter or the Amendment, please contact me at (206) 359-3793, Stewart M. Landefeld at
(206) 359-8430 or S. Paul Sassalos at (206) 359-8890.

                                        Very truly yours,

                                        /s/ Eric A. DeJong

                                        Eric A. DeJong

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 20, 2005
Page 10


cc (via fax): Quinton Cardiology Systems, Inc. (John Hinson and Michael Matysik)
              Cardiac Science, Inc. (Raymond Cohen and Roderick de Greef) Stradling Yocca Carlson & Rauth (Shivbir S. Grewel, Esq.)
              Perkins Coie LLP (Stewart M. Landefeld, Esq.)